Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Income Statement [Abstract]
Revenue
Operating Expenses:
Employee compensation (including stock-based compensation of $72,500 and $0, $193,333 and $0, respectively)	263,963		463,782
Consulting fees (including stock-based compensation of $532,500 and $0, $1,173,334 and $0, respectively)	532,500	25,000	1,198,334
Depreciation	2,119		1,610
Professional fees (including stock-based compensation of $335,872 and $0, respectively)	343,872	31,369	98,677
Occupancy	16,621		13,953
Other	64,449	19,500	52,333	13,079
Total Operating Expenses	1,223,524	75,869	1,827,079	13,079
Loss from Operations	(1,223,524)	(75,869)	(1,827,079)	(13,079)
Other Income (Expenses)
Interest expense - related party	(10,826)		(9,663)
Gain on foreign currency exchange	10
Gain on settlement of accounts payable and accrued liabilities			47,003
Gain on settlement of bank overdraft		572	572
Total Other Income (Expenses) - net	(10,816)	572	37,912
Net Loss	$ (1,234,340)	$ (75,297)	$ (1,789,167)	$ (13,079)
Net Loss per share of Class A, Class B, and Class C Common Stock - Basic and Diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.06)
Weighted Average Number of Class A, Class B, and Class C Common Shares - Basic and Diluted	110,214,181	30,464,249	76,849,922	217,046